Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Summary of Significant Accounting Policies (Textual)
Cash	$ 6,812,501		$ 6,812,501		$ 6,246,337	$ 1,333,713
Cash balance at U.S. financial institutions, not insured by the FDIC	$ 364,722		$ 364,722		$ 2,462,792	$ 43,760
Percentage of business tax			5.00%
VAT rate, description			Enterprises or individuals who sell commodities, engage in services or selling of goods in the PRC are subject to a value added tax ("VAT") in accordance with PRC laws. All of the Company's revenue generated in the PRC are subject to a VAT on the gross sales price. The VAT rates are 6% and 11%, depending on the type of services provided.
Corporate tax rates effective during the period, description			Corporate tax rate decreased from 35% to 21%. Since the Company has a June 30 fiscal year-end, the U.S. statutory federal blended rate will be approximately 28% for our fiscal year ending June 30, 2018, and 21% for subsequent fiscal years.
Percentage of construction taxes			7.00%
Percentage of education surcharges			3.00%
Percentage of income tax			25.00%
Unexercised options included in the computation of diluted earnings per share	48,011	62,335	50,170	38,006
Reclassified revenue			$ 504,815
Reclassification of amortization of stock-based compensation			125,755
Cost of revenue			$ 390,719
Options [Member]
Summary of Significant Accounting Policies (Textual)
Unexercised options included in the computation of diluted earnings per share					38,466
Warrants [Member]
Summary of Significant Accounting Policies (Textual)
Unexercised options included in the computation of diluted earnings per share
Sino-China's [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of net income			90.00%